UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Dryden Government Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2010

Date of reporting period:	11/30/2009

Item 1.	Schedule of Investments

Dryden Government Income Fund, Inc.

Schedule of Investments

as of November 30, 2009 (Unaudited)

Principal Amount (000)#	Description	Value

LONG-TERM INVESTMENTS 97.3%
Asset-Backed Security 0.6%
	Citibank Credit Card Issuance Trust,
	Ser. 2007-A8, Class A8,
$3,500	5.650%, 9/20/19	$3,924,894

Collateralized Mortgage Obligations 5.6%
	Federal Home Loan Mortgage Corp.,
	Ser. 2496, Class PM,
9,000	5.500%, 9/15/17	9,607,168
	Ser. 2501, Class MC,
3,850	5.500%, 9/15/17	4,126,704
	Ser. 2513, Class HC,
6,650	5.000%, 10/15/17	7,176,697
	Ser. 2518, Class PV,
5,500	5.500%, 6/15/19	5,857,803
	Federal National Mortgage Association,
	Ser. 2002-18, Class PC,
8,006	5.500%, 4/25/17	8,477,975
	Ser. 2002-57, Class ND,
3,432	5.500%, 9/25/17	3,673,211
	MLCC Mortgage Investors, Inc.,
	Ser. 2003-E, Class A1,
338	0.546%, 10/25/28 FRN	288,975
	Structured Adjustable Rate Mortgage Loan Trust,
	Ser. 2004-1, Class 4A3,
1,112	3.720%, 2/25/34 FRN	934,527

		40,143,060

Commercial Mortgage-Backed Securities 8.5%
	Bear Stearns Commercial Mortgage Securities, Inc.,
	Ser. 2004-T16, Class A5,
10,800	4.600%, 2/13/46	10,697,083
	Ser. 2006-PW11, Class A4,
2,000	5.622%, 3/11/39 FRN	1,925,015
	Ser. 2006-T22, Class A4,
6,000	5.629%, 4/12/38 FRN	5,979,818
	Commercial Mortgage Loan Trust,
	Ser. 2008-LS1, Class A2,
3,000	6.019%, 12/10/49 FRN	3,051,563
	CWCapital Cobalt,
	Ser. 2007-C3, Class A3,
3,100	6.015%, 5/15/46 FRN	2,876,370
	Greenwich Capital Commercial Funding Corp.,
	Ser. 2007-GG9, Class A2,
4,000	5.381%, 3/10/39	4,034,671
	Merrill Lynch Mortgage Trust,
	Ser. 2006-C1, Class ASB,
5,000	5.839%, 5/12/39 FRN	5,083,507
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	Ser. 2007-9, Class A2,
5,000	5.590%, 9/12/49	5,008,309
	Morgan Stanley Capital I,
	Ser. 2005-T19, Class AAB,
3,625	4.852%, 6/12/47	3,773,908

		Ser. 2006-IQ11, Class A4,
7,200		5.941%, 10/15/42 FRN	7,051,047
		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2006-C25, Class A4,
4,000		5.926%, 5/15/43 FRN	3,879,642
		Ser. 2006-C27, Class A2,
5,000		5.624%, 7/15/45	5,049,970
		Ser. 2007-C33, Class A3,
2,500		6.100%, 2/15/51 FRN	2,407,583

			60,818,486

Corporate Bond 0.3%
		Depfa ACS Bank, 144A,
2,960		5.125%, 3/16/37	2,299,944

Foreign Agency 1.1%
		Commonwealth Bank of Australia (Australia), Government Liquid Gtd., 144A
7,660		2.700%, 11/25/14	7,736,278

Mortgage-Backed Securities 49.3%
		Federal Home Loan Mortgage Corp.,
2,772		2.760%, 5/1/34 FRN	2,834,249
3,500	(f)	4.500%, TBA 15 YR	3,663,517
26,105		5.000%, 6/1/33 - 5/1/34	27,466,473
6,000	(f)	5.000%, TBA 30 YR	6,289,686
6,645		5.500%, 5/1/37 - 1/1/38	7,085,919
11,000	(f)	5.500%, TBA 30 YR	11,673,749
1,877		6.000%, 8/1/32 - 9/1/34	2,029,841
1,126		6.500%, 8/1/10 - 9/1/32	1,220,029
259		7.000%, 8/1/11 - 9/1/32	287,396
40	(a)	7.500%, 6/1/24	46
211		8.000%, 3/1/22 - 8/1/22	241,733
124		8.500%, 1/1/17 - 9/1/19	138,010
92		9.000%, 1/1/20	99,343
80		11.500%, 10/1/19	88,890
		Federal National Mortgage Association,
7,664		2.601%, 7/1/33 FRN	7,859,674
2,497		2.764%, 6/1/34 FRN	2,568,457
1,025		3.680%, 4/1/34 FRN	1,055,092
2,183		3.921%, 4/1/34 FRN	2,248,926
4,500	(f)	4.000%, TBA 15YR	4,622,346
946		4.500%, 1/1/20	1,001,158
46,500	(f)	4.500%, TBA 30 YR	47,727,879
17,724		5.000%, 7/1/18 - 5/1/36	18,846,131
8,000	(f)	5.000%, TBA 30 YR	8,390,000
69,790		5.500%, 8/1/15 - 5/1/37	74,523,048
10,000	(f)	5.500%, TBA 15 YR	10,681,249
23,750		6.000%, 11/1/14 - 5/1/36	25,575,132
23,000		6.000%, TBA 30 YR	24,595,624
2,000	(f)	6.000%, TBA 30 YR	2,143,750
4,005		6.260%, 3/1/11	4,173,731
15,471		6.500%, 8/1/10 - 10/1/37	16,806,461
6,233		7.000%, 4/1/11 - 2/1/36	6,836,774
146		7.500%, 12/1/09 - 10/1/26	153,367
10		8.500%, 6/1/17 - 3/1/25	11,755
138		9.000%, 4/1/25	160,333
28		9.500%, 1/1/25 - 2/1/25	32,478
		Government National Mortgage Association,
9,309		5.000%, 7/15/33 - 4/15/34	9,862,769
4,925		5.500%, 2/15/34 - 2/15/36	5,274,265

4,000	(f)	6.000%, TBA 30 YR	4,281,248
5,791		7.000%, 3/15/22 - 2/15/29	6,431,100
693		7.500%, 1/15/23 - 7/15/24	788,785
595		8.500%, 4/15/25	687,212
378		9.500%, 9/15/16 - 8/20/21	424,043

			350,881,668

Municipal Bond 0.2%
		Utah St. Build America Bonds, Ser. D, GO,
1,170		4.554%, 7/1/24	1,203,322

Small Business Administration Agency 2.0%
		Small Business Administration Participation Certificates,
		Ser. 1995-20B-1,
941		8.150%, 2/1/15	984,623
		Ser. 1995-20L-1,
3,009		6.450%, 12/1/15	3,244,492
		Ser. 1996-20H-1,
3,506		7.250%, 8/1/16	3,846,437
		Ser. 1996-20K-1,
2,133		6.950%, 11/1/16	2,300,063
		Ser. 1997-20A-1,
816		7.150%, 1/1/17	896,087
		Ser. 1998-20I-1,
2,742		6.000%, 9/1/18	2,968,115

			14,239,817

U.S. Government Agency Securities 9.3%
		Federal Farm Credit Bank,
1,870	(b)	4.875%, 1/17/17	2,079,462
		Federal Home Loan Bank,
1,320		5.000%, 11/17/17	1,467,382
3,215		5.625%, 6/11/21	3,681,648
		Federal Home Loan Mortgage Corp.,
3,820	(b)	3.750%, 3/27/19	3,889,665
		Federal National Mortgage Association,
5,535	(b)	2.625%, 11/20/14	5,635,283
8,625	(b)	5.000%, 5/11/17	9,695,327
2,535	(b)	6.625%, 11/15/30	3,177,222
		Financing Corp. Principal FICO STRIPS,
10,000	(g)	3.960%, 5/11/18	7,202,560
7,200	(g)	4.444%, 11/30/17	5,293,973
5,820	(g)	4.444%, 11/30/17	4,279,295
		GMAC, Inc., FDIC Gtd.,
6,510		1.750%, 10/30/12	6,577,873
		Tennessee Valley Authority,
3,940		5.250%, 9/15/39	4,032,755
1,080		5.500%, 6/15/38	1,142,029
		Tennessee Valley Authority, Ser. B,
1,895		4.500%, 4/1/18	1,998,404
		Western Corporate Federal Credit Union, U.S. Government Gtd.
6,345		1.750%, 11/2/12	6,410,442

			66,563,320

U.S. Government Treasury Obligations 20.4%
		United States Treasury Bonds,
6,115		3.500%, 2/15/39	5,389,798
2,760		4.375%, 11/15/39	2,844,094
19,125	(b)	4.500%, 8/15/39	20,093,202

9,785		6.250%, 8/15/23	12,396,371
395		7.125%, 2/15/23	535,966
		United States Treasury Notes,
4,110		2.125%, 11/30/14	4,133,139
60,840		2.375%, 8/31/14	62,156,637
11,645	(b)	3.375%, 11/15/19	11,816,064
		United States Treasury STRIPS, I/O
14,000	(g)	4.100%, 5/15/23	8,108,870
		United States Treasury STRIPS, P/O
7,500	(c)(g)	3.850%, 5/15/21	4,846,073
22,110	(g)	5.210%, 2/15/23	13,015,736

			145,335,950

		Total long-term investments (cost $664,611,464)	693,146,739

SHORT-TERM INVESTMENTS 26.0%

Shares
Affiliated Mutual Funds
12,384,619		Dryden Core Investment Fund-Short-Term Bond Series (cost $121,882,916)(e)	105,764,651
79,743,854		Dryden Core Investment Fund-Taxable Money Market Series (cost $79,743,854; includes $41,811,258 of cash collateral received for securities on loan)(d)(e)	79,743,854

		Total short-term investments (cost $201,626,770)	185,508,505

		Total Investments, Before Security Sold Short 123.3% (cost $866,238,234)(h)	878,655,244

Principal Amount (000)#
SECURITY SOLD SHORT (6.2)%
Mortgage-Backed Security
$ 41,250		Federal National Mortgage Association 5.500%, TBA 30 YR (proceeds received $43,184,775)	(43,866,817)

		Total Investments, Net of Security Sold Short 117.1% (cost $823,053,459)	834,788,427
		Other liabilities in excess of other assets(i) (17.1%)	(122,102,444)

		Net Assets 100.0%	$712,685,983

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corporation

FICO—Financing Corporation

FRN—Floating Rate Note

GO—General Obligation

I/O—Interest Only

P/O—Principal Only

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Represents actual principal amount (not rounded to nearest thousand).
(b)	All or portion of security is on loan. The aggregate market value of such securities is $41,159,900; cash collateral of $41,811,258 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on November 30, 2009. Collateral was subsequently received on December 1, 2009 and the Fund remained in compliance.

(c)	All or partial principal amount pledged as collateral for futures contracts.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.
(f)	All or partial principal amount of $80,000,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.
(g)	Represents zero coupon bond. The rate shown is the effective yield at November 30, 2009.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$867,996,308	$28,414,249	$(17,755,313)	$10,658,936

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and difference in the treatment of accreting market discount and premium amortization for book and tax purposes.

(i)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at November 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2009	Unrealized Appreciation (Depreciation)(a)
	Long Positions:
388	U.S. 2 Yr. Treasury Notes	Mar. 10	$84,470,993	$84,541,563	$70,570
51	U.S. 3 Yr. Treasury Notes	Dec. 09	11,430,489	11,599,312	168,823
147	U.S. 5 Yr. Treasury Notes	Dec. 09	17,304,196	17,413,758	109,562
203	U.S. 10 Yr. Treasury Notes	Dec. 09	24,271,515	24,597,891	326,376
24	U.S. Long Bond	Mar. 10	2,943,030	2,945,250	2,220
3	U.S. Long Bond	Dec. 09	363,754	370,031	6,277
	Short Positions:
165	U.S. 5 Yr. Treasury Notes	Mar. 10	19,236,659	19,348,828	(112,169)
319	U.S. 10 Yr. Treasury Notes	Mar. 10	38,170,936	38,260,063	(89,127)

					$482,532

(a)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2009.

Interest rate swap agreements outstanding at November 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)(b)
Citibank NA(a)	2/15/25	$7,735	4.116%	3 month LIBOR	$(302,678)	—	$(302,678)
Citibank NA(a)	2/15/25	12,120	4.098%	3 month LIBOR	(449,305)	—	(449,305)
Deutsche Bank AG(a)	8/15/21	8,050	4.828%	3 month LIBOR	(1,732,594)	(271,308)	(1,461,286)

					$(2,484,577)	$(271,308)	$(2,213,269)

LIBOR—London Interbank Offered Rate

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2009.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	quoted prices in active markets for identical securities
Level 2	-	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	-	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Security	$—	$3,924,894	$—
Collateralized Mortgage Obligations	—	40,143,060	—
Commercial Mortgage-Backed Securities	—	60,818,486	—
Corporate Bond	—	2,299,944	—
Foreign Agency	—	7,736,278	—
Mortgage-Backed Securities	—	350,881,668	—
Municipal Bond	—	1,203,322	—
Small Business Administration Agency	—	14,239,817	—
U.S. Government Agency Securities	—	66,563,320	—
U.S. Government Treasury Obligations	—	145,335,950	—
Affiliated Mutual Funds	185,508,505	—	—
Security Sold Short–Mortgage-Backed Security	—	(43,866,817)	—

	185,508,505	649,279,922	—
Other Financial Instruments*	482,532	(2,213,269)	—

Total	$185,991,037	$647,066,653	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments*
Balance as of 2/28/09	$(1,602,419)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	1,602,419

Balance as of 11/30/09	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Short-Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Taxable Money Market Series (the “Portfolios”) of the Dryden Core Investment Fund. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Income Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 26, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 26, 2010

*	Print the name and title of each signing officer under his or her signature.